March 29, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Partners, Inc. (File Nos. 811-08319; 333-32575)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and forms of proxy cards for a Special Meeting of Shareholders (“Meeting”) of ING Global Bond Portfolio (the “Portfolio”), a series of ING Partners, Inc.

At the Meeting, shareholders of the Portfolio will be asked to vote on (1) a new sub-advisory agreement for the Portfolio between Directed Services LLC (“DSL”), the Portfolio’s investment adviser, and ING Investment Management Co. (“ING IM”), the Portfolio’s proposed sub-adviser; (2) a new sub-advisory agreement between DSL and of ING Investment Management Asia/Pacific (Hong Kong) Limited (“ING Asia/Pacific”); and (3) a new sub-advisory agreement between DSL and ING Investment Management Advisors B.V. (“IIM BV”).  On January 21, 2011, ING IM began serving as the sub-adviser to the Portfolio pursuant to an interim sub-advisory agreement pursuant to Rule 15a-4 under the Investment Company Act of 1940.  If the proposals are approved, in addition to ING IM, ING Asia/Pacific and IIM BV would serve as additional sub-advisers to the Portfolio and DSL may allocate assets to these additional sub-advisers to manage from time to time in its discretion.

Should you have any questions, please contact the undersigned at 480-477-2650 or Corey F. Rose of Dechert LLP at 704-339-3164.

Very truly yours,

/s/ Kristen Freeman

Kristen Freeman
Counsel
ING U.S. Legal Services

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